Summary of Significant Accounting Policies (Q3) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 operating_segment	Dec. 31, 2021 operatingSegment
Accounting Policies [Abstract]
Number of operating segments	1	1